UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Potomac Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Evolution VP Managed Bond Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 27.7%

1,916	Eaton Vance Senior Income Trust	$38,128
5,158	ING Prime Rate Trust	37,808
536	iShares Lehman 1-3 Year Treasury Bond Fund	43,346
1,205	iShares Lehman 7-10 Year Treasury Bond Fund	100,846
1,382	iShares Lehman Treasury Inflation Protected Securities Fund	145,566
4,436	Van Kampen Senior Income Trust	37,884

	TOTAL INVESTMENT COMPANIES
	(Cost $402,586)	$403,578

Shares		Value
MONEY MARKET FUNDS - 29.3%

426,849	AIM STIT - Treasury Portfolio	$426,849

	TOTAL MONEY MARKET FUNDS
	(Cost $426,849)	$426,849

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.6%
$325,000	Federal Home Loan Bank
	Discount Note 2.65%, 04/07/2005	$324,825

325,000	U.S. Treasury Bill
	2.0516%, 04/07/2005	324,863

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $649,688)	$649,688

	TOTAL INVESTMENTS - 101.6%
	(Cost $1,479,190)	$1,480,115
	Other Assets in Excess of Liabilities - (1.6)%	(22,845)
	TOTAL NET ASSETS - 100.0%	$1,457,270

Percentages are calculated as a percent of net assets.

Evolution VP Managed Bond Fund
Schedule of Securities Sold Short
March 31, 2005 (Unaudited)

Shares		Value

1,363	iShares Lehman 20+ Year Treasury Bond Fund	$121,757

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $120,564)	$121,757

Evolution VP Managed Equity Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 77.6%
Aerospace & Defense - 0.3%
34	DRS Technologies, Inc.*	$1,445
48	Engineered Support Systems, Inc.	2,569
21	L-3 Communications Holdings, Inc.	1,491
13	Moog, Inc.*	588
		6,093

Air Freight & Logistics - 0.0%
21	CH Robinson Worldwide, Inc.	1,082

Airlines - 0.1%
91	Airtran Holdings, Inc.*	824
117	Mesa Air Group, Inc.*	819
		1,643

Auto Components - 0.0%
209	Delphi Corp.	936

Automobiles - 0.2%
81	Ford Motor Co.	918
32	General Motors Corp.	940
26	Harley-Davidson, Inc.	1,502
		3,360

Beverages - 0.1%
28	Anheuser-Busch Companies, Inc.	1,327

Biotechnology - 0.7%
3,198	Arqule, Inc.*	15,063

Capital Markets - 0.7%
148	Investment Technology Group, Inc.*	2,590
59	Lehman Brothers Holdings, Inc.	5,555
14	Merrill Lynch & Co, Inc.	792
69	Piper Jaffray Cos.*	2,525
28	The Goldman Sachs Group, Inc.	3,080
		14,542

Chemicals - 0.3%
34	EI Du Pont de Nemours & Co.	1,742
41	Headwaters, Inc.*	1,346
19	PPG Industries, Inc.	1,359
21	Sigma-Aldrich Corp.	1,286
		5,733

Commercial Banks - 0.7%
21	Bank of America Corp.	926
130	BB&T Corp.	5,081
22	Fifth Third Bancorp	946
29	KeyCorp	941
15	M&T Bank Corp.	1,531
28	National City Corp.	938
13	SunTrust Banks, Inc.	937
55	Synovus Financial Corp.	1,532
32	US Bancorp	922
18	Wachovia Corp.	916
16	Wells Fargo & Co.	957
		15,627

Commercial Services & Supplies - 1.1%
93	Angelica Corp.	2,604
14	Avery Dennison Corp.	867
44	Career Education Corp.*	1,507
33	Deluxe Corp.	1,315
34	Education Management Corp.*	950
86	Heidrick & Struggles International, Inc.*	3,162
93	Insurance Auto Auctions, Inc.*	2,590
517	On Assignment, Inc.*	2,637
30	RR Donnelley & Sons Co.	949
93	The Brink's Co.	3,218
72	Vertrue, Inc.*	2,552
52	Volt Information Sciences, Inc.*	1,256
		23,607

Communications Equipment - 1.2%
190	Adtran, Inc.	3,351
272	Avaya, Inc.*	3,177
372	Tollgrade Communications, Inc.*	2,567
823	Viasat, Inc.*	15,382
		24,477

Computers & Peripherals - 1.0%
68	EMC Corp.*	838
24	Imation Corp.	834
50	International Business Machines Corp.	4,569
25	QLogic Corp.*	1,012
1,297	SBS Technologies, Inc.*	14,462
		21,715

Construction & Engineering - 0.7%
689	The Shaw Group Inc.*	15,020

Construction Materials - 0.4%
148	Texas Industries, Inc.	7,955

Distributors - 0.0%
21	Genuine Parts Co.	913

Diversified Financial Services - 0.1%
21	Citigroup, Inc.	944
27	J.P. Morgan Chase & Co.	934
		1,878

Diversified Telecommunication Services - 0.3%
35	BellSouth Corp.	920
612	Cincinnati Bell, Inc.*	2,601
39	SBC Communications, Inc.	924
26	Verizon Communications, Inc.	923
		5,368

Electric Utilities - 3.0%
86	Ameren Corp.	4,215
126	Black Hills Corp.	4,167
187	Central Vermont Public Service Corp.	4,204
91	CH Energy Group, Inc.	4,159
104	Cinergy Corp.	4,214
196	Cleco Corp.	4,175
99	Consolidated Edison, Inc.	4,176
54	DPL, Inc.	1,350
235	Duquesne Light Holdings, Inc.	4,211
167	Great Plains Energy, Inc.	5,107
99	Pinnacle West Capital Corp.	4,208
100	Progress Energy, Inc.	4,195
190	Puget Energy, Inc.	4,188
27	The Southern Co.	859
82	UIL Holdings Corp.	4,153
183	Unisource Energy Corp.	5,667
		63,248

Electronic Equipment & Instruments - 2.2%
1,618	Aeroflex, Inc.*	15,096
26	Amphenol Corp.	963
280	CDW Corp.	15,870
12	Cooper Industries Ltd.^	858
204	Flir Systems, Inc.*	6,181
38	Global Imaging Systems, Inc.*	1,348
25	Hubbell, Inc.	1,277
36	Jabil Circuit, Inc.*	1,027
530	Power-One, Inc.*	2,576
19	Scansource, Inc.*	985
		46,181

Energy Equipment & Services - 0.2%
20	BJ Services Co.	1,038
21	Lone Star Technologies*	828
17	Nabors Industries Ltd.*^	1,005
12	Schlumberger Ltd.^	846
		3,717

Food & Staples Retailing - 0.9%
23	Costco Wholesale Corp.	1,016
175	Great Atlantic & Pacific Tea Co.*	2,608
87	Longs Drug Stores Corp.	2,977
41	Sysco Corp.	1,468
70	United Natural Foods, Inc.*	2,004
135	Walgreen Co.	5,997
49	Wal-Mart Stores, Inc.	2,455
		18,525

Food Products - 0.4%
76	General Mills, Inc.	3,735
25	HJ Heinz Co.	921
31	Sanderson Farms, Inc.	1,340
80	Sara Lee Corp.	1,773
27	The JM Smucker Co.	1,358
		9,127

Gas Utilities - 0.7%
155	Atmos Energy Corp.	4,185
108	KeySpan Corp.	4,209
39	UGI Corp.	1,771
136	WGL Holdings, Inc.	4,211
		14,376

Health Care Equipment & Supplies - 0.4%
43	Bausch & Lomb, Inc.	3,152
37	C.R. Bard, Inc.	2,519
19	Dentsply International, Inc.	1,034
24	Hillenbrand Industries, Inc.	1,331
24	Sybron Dental Specialties, Inc.*	861
		8,897

Health Care Providers & Services - 5.8%
187	Aetna, Inc.	14,016
13	AmerisourceBergen Corp.	745
289	Cerner Corp.*	15,175
131	Cigna Corp.	11,698
46	Coventry Health Care, Inc.*	3,134
949	Cross Country Healthcare, Inc.*	15,905
559	Curative Health Services, Inc.*	1,901
33	Humana, Inc.*	1,054
318	LCA-Vision, Inc.	10,589
96	Lincare Holdings, Inc.*	4,246
595	OCA, Inc.*	2,529
231	Pacificare Health Systems*	13,149
172	Sierra Health Services*	10,981
309	Sunrise Senior Living, Inc.*	15,017
11	Wellpoint, Inc.*	1,379
		121,518

Hotels, Restaurants & Leisure - 2.6%
125	Applebees International, Inc.	3,445
90	Bob Evans Farms, Inc.	2,110
72	Brinker International, Inc.*	2,608
48	CBRL Group, Inc.	1,982
54	CEC Entertainment, Inc.*	1,976
73	Darden Restaurants, Inc.	2,240
315	Jack in the Box, Inc.*	11,686
66	Landry's Restaurants, Inc.	1,909
89	Lone Star Steakhouse & Saloon	2,573
54	McDonald's Corp.	1,682
766	O'Charleys, Inc.*	16,653
94	Shuffle Master, Inc.*	2,722
62	The Cheesecake Factory*	2,198
		53,784

Household Durables - 7.2%
95	Centex Corp.	5,441
310	DR Horton, Inc.	9,064
107	Hovnanian Enterprises, Inc.*	5,457
85	KB Home	9,984
119	Lennar Corp.	6,745
144	MDC Holdings, Inc.	10,029
325	Meritage Homes Corp.*	19,149
14	Mohawk Industries, Inc.*	1,180
24	NVR, Inc.*	18,840
140	Pulte Homes, Inc.	10,308
219	Russ Berrie & Co, Inc.	4,194
143	Ryland Group, Inc.	8,869
137	Standard-Pacific Corp.	9,890
129	The Black & Decker Corp.	10,190
265	Toll Brothers, Inc.*	20,895
41	Tupperware Corp.	835
		151,070

Household Products - 0.2%
14	Energizer Holdings, Inc.*	837
70	Rayovac Corp.*	2,912
		3,749

Industrial Conglomerates - 0.1%
19	Carlisle Cos, Inc.	1,326

Insurance - 1.7%
104	American Financial Group Inc.	3,203
32	Brown & Brown, Inc.	1,475
174	First American Corp.	5,732
46	Hartford Financial Services Group, Inc.	3,154
21	Lincoln National Corp.	948
167	Marsh & McLennan Companies, Inc.	5,080
17	Stancorp Financial Group, Inc.	1,441
393	UICI	9,530
110	WR Berkley Corp.	5,456
		36,019

Internet & Catalog Retail - 0.7%
851	Insight Enterprises, Inc.*	14,944

Internet Software & Services - 1.2%
406	Digital Insight Corp.*	6,658
678	FindWhat.com*	7,031
151	j2 Global Communications, Inc.*	5,181
309	WebEx Communications, Inc.*	6,671
		25,541

IT Services - 3.3%
364	Computer Sciences Corp.*	16,689
118	eFunds Corp.*	2,634
665	Mantech International Corp. - Class A*	15,342
244	Startek, Inc.	4,099
329	SunGard Data Systems, Inc.*	11,351
1,193	The BISYS Group, Inc.*	18,706
		68,821

Investment Companies - 16.7%
660	iShares MSCI EAFE Index Fund	104,854
7,321	iShares MSCI Japan Index Fund	76,797
2,246	Ishares S&P Europe 350	169,349
		351,000

Leisure Equipment & Products - 1.0%
242	Callaway Golf Co.	3,098
471	Jakks Pacific, Inc.*	10,112
113	SCP Pool Corp.	3,600
593	Sturm Ruger & Co, Inc.	4,110
		20,920

Machinery - 2.0%
14	Caterpillar, Inc.	1,280
47	Crane Co.	1,353
140	Cummins, Inc.	9,849
19	Danaher Corp.	1,015
47	Deere & Co.	3,155
35	Eaton Corp.	2,289
65	Gardner Denver, Inc.*	2,568
17	Illinois Tool Works, Inc.	1,522
10	Oshkosh Truck Corp.	820
20	Parker Hannifin Corp.	1,219
32	Reliance Steel & Aluminum Co.	1,280
81	Thomas Industries, Inc.	3,211
144	Toro Co.	12,744
		42,305

Media - 1.0%
85	Advo, Inc.	3,183
20	Arbitron, Inc.	858
23	New York Times Co.	842
407	Scholastic Corp.*	15,014
9	The McGraw-Hill Companies, Inc.	785
		20,682

Metals & Mining - 3.1%
229	Cleveland-Cliffs, Inc.	16,687
621	Commercial Metals Co.	21,046
162	Nucor Corp.	9,325
54	Phelps Dodge Corp.	5,493
267	Steel Dynamics, Inc.	9,198
50	Steel Technologies, Inc.	1,200
57	United States Steel Corp.	2,898
		65,847

Multiline Retail - 0.1%
30	Target Corp.	1,501
25	The May Department Stores Co.	925
		2,426

Multi-Utilities & Unregulated Power - 0.9%
149	Duke Energy Corp.	4,174
159	Energy East Corp.	4,169
148	National Fuel Gas Co.	4,231
36	Sempra Energy	1,434
159	Vectren Corp.	4,236
		18,244

Oil & Gas - 3.2%
20	Anadarko Petroleum Corp.	1,522
17	Apache Corp.	1,041
33	Ashland, Inc.	2,227
39	ChevronTexaco Corp.	2,274
22	Devon Energy Corp.	1,050
22	Exxon Mobil Corp.	1,311
37	Frontier Oil Corp.	1,342
12	Kerr-McGee Corp.	940
18	Kinder Morgan, Inc.	1,363
20	Marathon Oil Corp.	938
13	Murphy Oil Corp.	1,283
90	Patina Oil & Gas Corp.	3,600
352	Petroleum Development Corp.*	13,267
374	Swift Energy Co.*	10,637
94	Unocal Corp.	5,799
261	Valero Energy Corp.	19,123
		67,717

Paper & Forest Products - 0.0%
15	Weyerhaeuser Co.	1,027

Personal Products - 0.5%
568	Natures Sunshine Prods, Inc.	9,753

Pharmaceuticals - 0.4%
37	Bristol-Myers Squibb Co.	942
34	Johnson & Johnson	2,283
29	Merck & Co., Inc.	939
135	Pfizer, Inc.	3,546
32	Wyeth	1,350
		9,060

Real Estate - 0.1%
31	Equity Office Properties Trust	934
17	Rayonier, Inc.	842
		1,776

Road & Rail - 0.1%
15	Burlington Northern Santa Fe Corp.	809
51	CSX Corp.	2,124
		2,933

Semiconductor & Semiconductor Equipment - 2.4%
183	Analog Devices, Inc.	6,614
408	Applied Materials, Inc.*	6,630
204	Cabot Microelectronics Corp.*	6,401
120	Cree, Inc.*	2,610
33	DSP Group, Inc.*	850
53	Fairchild Semiconductor International, Inc.*	812
157	Maxim Integrated Products, Inc.	6,417
318	National Semiconductor Corp.	6,554
613	Nvidia Corp.*	14,565
		51,453

Software - 1.9%
106	Adobe Systems, Inc.	7,120
182	Ansys, Inc.*	6,226
643	Captaris, Inc.*	2,604
156	Intuit, Inc.*	6,828
131	Kronos, Inc.*	6,696
275	Radiant Systems, Inc.*	2,695
528	Sonic Solutions, Inc.*	7,946
45	Sybase, Inc.*	831
		40,946

Specialty Retail - 5.2%
89	Bed Bath & Beyond, Inc.*	3,252
38	Best Buy Co, Inc.	2,052
219	Building Material Holding Corp.	9,741
202	Burlington Coat Factory Warehouse Corp.	5,798
125	Circuit City Stores, Inc.	2,006
71	Cost Plus, Inc.*	1,909
648	Electronics Boutique Holdings Corp.*	27,845
111	Gamestop Corp - Class B*	2,475
372	Genesco, Inc.*	10,572
35	Guitar Center, Inc.*	1,919
113	Haverty Furniture Cos, Inc.	1,723
161	Home Depot, Inc.	6,157
74	Linens 'N Things, Inc.*	1,838
26	Liz Claiborne, Inc.	1,043
26	Lowe's Cos, Inc.	1,484
78	Michaels Stores, Inc.	2,831
224	Movie Gallery, Inc.	6,424
30	O'Reilly Automotive, Inc.*	1,486
38	Pacific Sunwear Of California*	1,063
116	Pier 1 Imports, Inc.	2,115
70	Quiksilver, Inc.*	2,032
72	RadioShack Corp.	1,764
154	Stein Mart, Inc.*	3,465
72	The Sherwin-Williams Co.	3,167
19	Timberland Co.*	1,348
41	TJX Cos, Inc.	1,010
65	Williams-Sonoma, Inc.*	2,389
		108,908

Thrifts & Mortgage Finance - 0.2%
124	IndyMac Bancorp, Inc.	4,216
24	Washington Mutual, Inc.*	948
		5,164

Tobacco - 0.3%
100	Altria Group, Inc.	6,539

	TOTAL COMMON STOCKS (Cost $1,623,166)	$1,633,882

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.2%
445,640	Federated Prime Obligations Fund
	2.59%, 01/01/2050	$445,640

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $445,640)	$445,640

	TOTAL INVESTMENTS (Cost $2,068,806) - 98.8%	$2,079,522
	Other Assets in Excess of Liabilities - 1.2%	24,225
	TOTAL NET ASSETS - 100.0%	$2,103,747

Percentages are calculated as a percent of net assets.

*	Non Income Producing
^	Foreign security traded on U.S. exchange.

Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Face Amount		Value
CORPORATE BONDS - 65.6%

$470,232	TRAINS High Yield Note(1) (2)
	2.41%, 08/01/2015	$489,304
	(Cost - $487,273, Acquired - 03/29/05)

	TOTAL CORPORATE BONDS
	(Cost $487,273)	$489,304

Shares		Value
MONEY MARKET FUNDS - 33.8%

252,394	Federated Prime Obligations Fund - Class I
		$252,394

	TOTAL MONEY MARKET FUNDS
	(Cost $252,394)	$252,394

	TOTAL INVESTMENTS - 99.4%
	(Cost $739,667)	$741,698
	Other Assets in Excess of Liabilities - 0.6%	4,332
	TOTAL NET ASSETS - 100.0%	$746,030

Percentages are calculated as a percent of net assets.

(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable rate security.

VP Money Market Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 51.7%

305,897	AIM Liquid Assets Portfolio - Institutional Class	$305,897
305,897	AIM STIT - Treasury Portfolio	305,897
305,897	Federated Prime Obligations Fund - Class I	305,897

	TOTAL MONEY MARKET FUNDS
	(Cost $917,691)	$917,691

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.4%

$275,000	Federal Home Loan Bank
	Discount Note 2.65%
	04/07/2005	$274,889

275,000	Federal National Mortgage Association
	Discount Note 2.55%
	04/06/2005	274,912

275,000	U.S. Treasury Bill
	2.0516%, 04/07/2005	274,904

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $824,705)	$824,705

	TOTAL INVESTMENTS - 98.1%
	(Cost $1,742,396)	$1,742,396
	Other Assets in Excess of Liabilities - 1.9%	34,376
	TOTAL NET ASSETS - 100.0%	$1,776,772

Percentages are calculated as a percent of net assets.

VP U.S. Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP U.S./Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP OTC Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP OTC/Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Small Cap Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Small Cap/Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Dow 30 Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Dow 30/Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Potomac Insurance Trust

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel O’Neill, President, CEO
Date  May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Daniel O’Neill
Daniel O’Neill, President, CEO
                Date  May 24, 2005

By (Signature and Title)* /s/ Timothy P. Hagan
                                                   Timothy P. Hagan, Chief Financial Officer
                Date  May 24, 2005

* Print the name and title of each signing officer under his or her signature.